STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Options Warrants And Restricted Stock Units
SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding as of September 30, 2025 and December 31, 2024.

	September 30, 2025	December 31, 2024
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	3,641,250
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	11,656,581

Warrants outstanding as of December 31, 2024 and 2023 were as follows.

	December 31, 2024	December 31, 2023
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	702,375
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	8,717,706

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2024:	11,656,581
Issued	—
Exercised	—
Expired	—
Outstanding at September 30, 2025:	11,656,581

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2022:	8,015,331
Issued	702,375
Exercised	—
Expired	—
Outstanding at December 31, 2023:	8,717,706
Issued	2,938,875
Exercised	—
Expired	—
Outstanding at December 31, 2024:	11,656,581